PORZIO

BROMBERG & NEWMAN P.C.

    ATTORNEYS AT LAW

CHRISTOPHER F. SCHULTZ

MEMBER, NY AND MA BARS

DIRECT DIAL NO.: 646-348-6755

E-MAIL ADDRESS: CFSCHULTZ@PBNLAW.COM

February 25, 2005

EDGAR AND FEDERAL EXPRESS

Mr. H. Roger Schwall

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-0405

Re:	Peru Copper, Inc. Registration Statement on Form F-1,
File No. 333-121527, Filed on December 22, 2004

Ladies and Gentlemen:

On behalf of Peru Copper, Inc. (the “Company”), we hereby submit for your review Amendment No. 1 (“Amendment No. 1”) to the above-referenced registration statement (the “Registration Statement”) of the Company originally filed with the Securities and Exchange Commission (the “Commission”) on December 22, 2004, pursuant to the Securities Act of 1933, as amended. An electronic version of Amendment No. 1 has been concurrently filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system. We have enclosed four copies of Amendment No. 1, which have been marked to show changes made to the Registration Statement, two of which attach all exhibits being filed and four clean copies, two of which attach all exhibits being filed.

In addition, we are providing the following responses to the comments contained in the comment letter of the staff of the Commission (the “Staff”) to the Company, dated January 21, 2005 relating to the Registration Statement. For convenience of reference, the text of the comments in the Staff’s letter has been reproduced in bold herein. Please note that all page numbers in our responses are references to the page numbers of Amendment No. 1, unless otherwise noted.

156 WEST 56TH STREET

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General on p. 1 of Comment Letter

1.	Where comments on a section also relate to disclosure in another section, please make parallel changes to all affected disclosure. This will eliminate the need for us to repeat similar comments.

We acknowledge the Staff’s comment and have cross referenced each comment in order to make parallel changes to the disclosure in other sections.

General on p. 2 of Comment Letter

2.	We will need time to review all new disclosure, including all omitted exhibits such as the opinions of counsel. You can expedite the review process by providing all this information and all these documents promptly. We may have additional comments.

We note the Staff’s comment and have filed the opinions of counsel and other omitted exhibits with Amendment No. 1.

3.	We note that several exhibits required to be filed pursuant to Item 601 of Regulation S-K were not filed and you have not indicated your intention to file such exhibits at a later date. The omitted exhibits are, for example, but not limited to, the employment agreements with your officers, the share option plan described in the prospectus, and the subscription and registration rights agreements entered into by U.S. purchasers of securities who acquired Units in October 2004, Please ensure that you file all required exhibits with your next amendment. See Item 8 of Form F-1.

We acknowledge the Staff’s comment and have filed the exhibits required to be filed pursuant to Item 601 with Amendment No. 1. With respect to the registration rights agreement, this agreement was entered into on behalf of all of the U.S. purchasers by the lead underwriter and was previously filed as Exhibit 10.8. The agreement was not separately executed by the U.S. purchasers.

4.	We note that 78.4 million shares are being offered by the selling securityholders and that “selling securityholders holding an aggregate of 47 million common shares” have agreed to a lock-up agreement with BMO Nesbitt. Disclose how many of those shares are included in the shares registered for resale and, if any are so included, describe the procedures in place to ensure that those shares are not sold prior to release by BMO Nesbitt. Address also any understandings or arrangements to release any of those shares prior to October 6, 2006.

We note the Staff’s comment and have revised the Offering section, the Description of Capital Stock and Certain Requirements of Canadian Legislation—Shareholder Lockup section, and the Shares Eligible for Future Sale section accordingly.

5.	Please ensure you include the information required by Item 9.D of Form 20-F with respect to the selling stockholders in your next amendment.

We acknowledge the Staff’s comment and have included the information required by Item 9.D of Form 20-F in Amendment No. 1.

6.	In your amendment to the registration statement, include information as up to date as possible. We refer you to General Instruction C (b) of Form 20-F, which states that “[U]nless an item directs you to provide information as of a specific date or for a specific period, give the information in a registration statement as of a date reasonably close to the date of filing the registration statement” For example, update the information pertaining to the high and low exchange rates as of the last practicable date and for each month during the previous six months. See Item 4 of Form F-1; Item 3.A.3 (a) and (b) of Form 20-F.

We note the Staff’s comment and have included information as of the most recent practicable date in Amendment No. 1.

Prospectus Cover Page (inside cover) on p. 2 of Comment Letter

7.	Please update the status of your application for listing with the American Stock Exchange.

We note the Staff’s comment and respectfully inform the Staff that the Company’s application for listing on the American Stock Exchange is still under review by the American Stock Exchange. Accordingly, the statements on the Prospectus cover page remain correct as of this date and will be updated in a future amendment. The Company received a comment letter regarding its application on February 10, 2005 requesting additional information and a response to the comment letter is expected to be filed with the Exchange on February 28, 2005.

8.	Please remove the warnings on the inside front cover regarding the U.S. and Canadian tax consequences of owning your securities and the difficulty of enforcing civil liabilities arising from such ownership under the U.S. federal securities laws. Rather, include this information in the appropriate section of your risk factors discussion.

In response to the Staff’s comment, the warnings have been removed from the inside front cover and risk factors with respect to enforcement of civil liabilities and the tax consequences of the Company’s status as a private foreign investment company have been added to the appropriate sections in Risk Factors. Disclosure with respect to other U.S. and Canadian tax consequences appears in Material Income Tax Consequences.

Prospectus Summary, pg. 1 on p. 3 of Comment Letter

9.	In the first sentence of the Summary, please state that the company is an exploration company, In addition, provide disclosure, in bold print, that informs investors of the fact that you have no commercially viable reserves, were incorporated in February 2004, and currently own only one option in connection with your exploration activities.

In response to the Staff’s comment, the Company has revised the Summary accordingly.

10.	Please remove the second paragraph of the summary as it is repetitive of disclosure found in the first paragraph and of disclosure provided in subsequent disclosure at page 30.

In response to the Staff’s comment, the Company has deleted the second paragraph.

11.	You disclose that you conducted a diamond drilling program in 2003 and 2004. Please revise to include updated disclosure with respect to the results of such drilling program and your current plans for 2005 here and in the Business section of the Prospectus.

In response to the Staff’s comment, the Company has updated the disclosure with respect to its drilling program in the Summary and in the Business Section.

12.	Please consider including in the summary, a brief description of the equity financings you have entered since March 18, 2004 through the current period. The summary should:

•	include a description of the initial recapitalization transaction involving Peru Copper Syndicate Ltd. (Cayman);

•	include a description of the conversion transactions involving the Notes and special warrants that occurred concurrently with your initial public offering in October 2004; and

•	indicate which of the above referenced securities transactions are related to the current offering by the selling shareholders.

In response to the Staff’s comments, the Company has included in the Summary a brief description of each of the equity financings.

Summary Consolidated Financial Data, page 5 on p. 3 of Comment Letter

13.	Please include a line item that delineates the net revenues for the periods indicated. See Item 3.A.2 of Form 20-F.

In response to the Staff’s comment, a line item delineating net revenue for the periods indicated has been added.

Risk Factors, page 6 on p. 3 of Comment Letter

14.	Currently, the risk factor discussion fails to adequately convey the relative materiality of risks in connection with your operations and an investment in your company. For example, -under “Risks Relating to Our Business and Industry,” the risk factor titled “We are an exploration-stage company” on page 8 and “We currently depend on a single mineral property” on page 7 are seemingly more relevant to an investor than the risk factors that precede them. Please prioritize your risk factors by considering the relative level of materiality of the risk to your operations and to an investor.

In response to the Staff’s comment, we have reordered the Risk Factor Section accordingly.

Risk Factors, page 6 on p. 4 of Comment Letter

15.	Some of your risk factor headings and the risk factor discussion that follows, do not clearly delineate the risks involved. For example, but not limited to, “[A]dditional mining concessions, on page 6, “We may not be able, on page 7, and “Increases in taxes would increase our operating costs, on page 13. Please revise the headings of these risk factors so that they specify the risk involved and revise the discussion in the risk factor so that you identify how the risk would materially and/or adversely impact your operations.

In response to the Staff’s comment, we have revised the risk factor headings and discussion accordingly.

16.	Please add a risk factor that discloses that you have experienced losses since your inception. Also, address, if true, that with no reserves currently, you expect to continue to experience losses as you have no revenues from operations that would offset such losses.

In response to the Staff’s comment, we have added a risk factor to address this risk.

17.	Please add a risk factor that addresses your possible treatment as a Passive Foreign Investment Company (“PFIC”). Discuss whether you believe that you have been or will be assessed by the IRS to be a passive foreign investment company and the adverse tax consequences to your shareholders that could result from this assessment.

In response to the Staff’s comment, we have added a risk factor discussing the Company’s status under the Private Foreign Investment Company rules and the related tax consequences.

18.	Add a risk factor that addresses that you are subject to the “Penny Stock” Rules of the promulgated under Rule 15g-9 of the Securities Exchange Act of 1934 and that as a result, transactions in your stock may be made more cumbersome and may reduce the value of an investment in our stock.

We note the Staff’s comment and respectfully submit that the Company’s equity securities fall within two exceptions to the definition of “penny stock”. First, the Company’s net tangible assets, as defined in Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934, exceed $5 million. As of September 30, 2004, the Company’s total assets were $12,309,884, it had no intangible assets, and total liabilities were $550,377, so that the Company’s net tangible assets totaled $11,759,507. Second, the Company’s equity securities will be a reported security pursuant to Rule 3a51-1(a) because they will be listed and traded on the American Stock Exchange. Accordingly, the Company does not believe that a risk factor discussing the adverse effects of the “penny stock” rules is necessary.

19.	Add a risk factor that summarizes the risks described in the section of the prospectus entitled “Limitation On Enforcement Of Civil Judgments”.

In response to the Staff’s comment, a risk factor assessing this risk has been added to the Risk Factors Section.

We may not be able to access sufficient water…, page 7 on p. 4 of Comment Letter

20.	Clarify the extent to which the supply of water and electricity is “limited.” Are there current or anticipate shortfalls in supply?

In response to the Staff’s comment, the Company has clarified the discussion of water and power by noting that although current supply is limited at the site, there are adequate sources of both power and water in the area. The Company has also included a discussion of tailings storage locations as another important element in the future development of an operating mine. In each case, as the disclosure notes, the Company believes that available sources and access are adequate, but is noting the risk that lack of access or cost of access might entail.

The copper supply industry is…, page 7 on p. 4 of Comment Letter

21.	Expand this risk factor to identify the primary jurisdictions that are conducting investigations into the competitive practices in the copper concentrate market. Also, ensure that you provide a more in-depth discussion of the investigations in the Regulatory Matters section of the prospectus.

In response to the Staff’s comment, the risk factor and the disclosure in the Regulatory Matters Section has been revised accordingly.

We are an exploration company…, page 8 on p. 4 of Comment Letter

22.	As indicated in prior comments, given the relative materiality of this risk factor, ensure that it is moved to the beginning of the Risk Factor discussion. Additionally, remove the mitigating phrase in the last sentence in which you state “[i]t is not unusual in new mining operations to experience unexpected problems during the start up phase …” Instead, clearly specify that such problems do occur at all stages of operations and indicate the adverse impact to your operations that result from such problems.

In response to the Staff’s comment, we have moved this risk factor to the beginning and revised the disclosure accordingly.

Our operations are subject to environmental…, page 9 on p. 5 of Comment Letter

23.	Please supplement the discussion in this risk factor by specifying your responsibilities and assumed liabilities under Section 10.2 of the Toromocho Option Agreement, as amended. Also, reference the amount estimated by SVS Ingenieros S.A. as disclosed on page 42, in connection with possible remediation amounts.

In response to the Staff’s comment, we have revised the disclosure accordingly.

We may not be able to…, page 10 on p. 5 of Comment Letter

24.	If any further developments have occurred with respect to the request for conciliation, to the extent necessary, please provide updated disclosure here and in the Business section on page 45.

In response to the Staff’s comment, we have updated the disclosure accordingly in this risk factor, Management’s Discussion and Analysis of Financial Condition and Results of Operations, and the Business Section.

Currency fluctuations may…, page 11 on p. 5 of Comment Letter

25.	Disclose that your functional currency is the U.S. dollar.

In response to the Staff’s comment, we have revised the disclosure accordingly.

We will require significant …, page 12 on p. 5 of Comment Letter

26.	Please move the last sentence of this risk factor into a separate risk factor that addresses the dilutive impact that results from future issuances. Under the heading “Risks Relating to Our Common Shares and Warrants and the Trading Market” add a separate risk factor that informs investors of the terms of your Articles of Incorporation; specifically, the fact that you may issue an unlimited amount of common shares and preference shares and the potential adverse dilutive impact to investors as a result of subsequent issuances.

In response to the Staff’s comment, we have moved the last sentence of this risk factor into a separate risk factor disclosing the potential adverse dilutive impact to investors.

We are subject to the risks …, page 12 on p. 5 of Comment Letter

27.	Expand this risk factor to disclose, as an example of Peru’s political unrest, the recent uprising by a paramilitary group with nationalist goals, led by a former Peruvian army officer, in an attempt to oust Peruvian President Toledo in part for allegedly “selling out” Peru’s business interests to foreigners. See, for example, the Associated Press article dated January 10, 2005, entitled “Peru’s Interior Minister Resigns”.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Use of Proceeds, page 15 on p. 5 of Comment Letter

28.	Please disclose in this section, the estimated net amount of proceeds, broken down into each principal intended use thereof See Item 4 and Item IC of Form 20-F for further guidance.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Capitalization, page 16 on p. 6 of Comment Letter

29.	If there is a material change in the amount of indebtedness or outstanding securities, update the Capitalization Table so that it is of a date no earlier than 60 days prior to the date of the registration statement.

We acknowledge the Staff’s comment and the Company has updated the Capitalization Table in this amendment and will update the Capitalization Table again as necessary in future amendments so that it is of a date no earlier than 60 days prior to the date of the Registration Statement.

Recent Share Price History, page 17 on p. 6 of Comment Letter

30.	Disclose when you first became listed on the Toronto Stock Exchange. Also, revise this section to provide all of the market price information (for example, quarterly and, if applicable, annual information) with respect to the common shares and warrants required by Form 20-F Item 9.A.4.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Exchange Rates, page 18 on p. 6 of Comment Letter

31.	Please update the exchange rate information as of the most recent practicable date.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 21

Business, page 21

Result of Operations, page 22 on p. 6 of Comment Letter

32.	Please revise the first sentence so that you clearly indicate that you have no mineral producing properties and thus, no revenues generated from any mineral properties.

In response to the Staff’s comment, we have revised the disclosure accordingly.

33.	Discuss the $1 million “social fund contribution” listed in Note 10 to your financial statements.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Nine Months Ended, September 30, 2004 on p. 6 of Comment Letter

34.	It does not appear that any of the expenses for the period ended September 30, 2004, were spent on exploration activities. Please disclose this fact and provide disclosure in this section that explains the reasons for the absence of such expenditures during this period.

In response to the Staff’s comment, the Company has revised the disclosure accordingly to clarify that exploration expense is capitalized under Canadian GAAP and to disclose the differences in treatment that would occur under U.S. GAAP.

35.	We note on page F-5 in the Consolidated Statement of Cash Flows, a line item for a processing fee. Supplementally inform us of what this fee consists of. Additionally, consider disclosing how this item is related to your current operations and the reason for the increase from zero in the period ended December 31, 2003 to $41,337 for the period ended September 30, 2004.

In response to the Staff’s comment, and following discussions with the Staff, the Company supplementally discloses to the Staff that the fee in question constitutes a tuition payment that was made to enable a Peruvian national to attend a graduate degree program. The Company decided to fund this tuition payment as part of a “good corporate citizenship” program and intends from time to time in the future to make donations to social programs and to fund scholarships that benefit citizens of Peru. In reviewing the Staff’s comment on this item, the Company has decided that the line item should be reclassified to more clearly disclose the nature of the expense. The Company has changed this line item to “Donations and scholarships” in the Consolidated Statement of Operations and Deficit for the nine month period ended September 30, 2004 and has added additional disclosure relating to this expense in the discussion of the nine month period in the Results of Operations section of Management’s Discussion and Analysis of Financial Condition and Results of Operations. These revisions are reflected in Amendment No. 1.

Liquidity and Capital Resources, page 23 on p. 7 of Comment Letter

36.	Please clarify and update the disclosure regarding your past financing transactions. For example, you reference the “Secondary Private Placement” of Notes that occurred concurrently with the recapitalization transaction in April 2004, yet, you do not explain what this was. Revise to explain, as done in the F-pages, that the Secondary Private Placement allowed the selling securityholders to sell their Notes pursuant to the terms of the shareholders’ agreement. Further, update the disclosure to indicate, as done on page F- 13, that you currently have no Notes outstanding because all Notes automatically converted into 12,728,570 common shares at the time of your IPO. Also indicate that the special warrants initially issued in March 2004, converted into 4,714,284 warrants, which remain outstanding.

In response to the Staff’s comment, we have revised the disclosure accordingly.

37.	Please clarify the statement that your ability to “avail [y]ourself in the future of the financing options mentioned in the above forward-looking statements are based on currently available information,” What are the future financing options and forward-looking statements you are referring to? Please revise your disclosure so that you clarify this statement.

In response to the Staff’s comment, we have revised the disclosure accordingly to clarify the reference to future financing statements and forward-looking statements.

38.	Your disclosure regarding liquidity does not adequately address whether you have made any efforts to secure future financing, beyond the 18 month time frame you specify in the disclosure. Please state if you have or have not made any efforts to secure future financing. See Item 5.13. of Form 20-F.

In response to the Staff’s comment, we have revised the disclosure accordingly to clarify the adequacy of current funding, to disclose that the Company has not yet made any efforts to secure future financing, and to discuss potential sources of future financing.

Outlook and Capital Requirements, page 23 on p. 7 of Comment Letter

39.	Please explain the term “validity rights” that appears in the second paragraph and specify the amount payable by the company in connection with such rights, by the company.

In response to the Staff’s comment, we have revised the disclosure to clarify that the payments in question are annual mining concession fees that are payable by holders of mining concessions and have revised the disclosure to specify the amounts payable annually.

40.	Please clarify that the payments made toward the Social Trust Fund of Centromin and the Environmental Sanitation Fund of Centromin are in addition to the payments you are obligated to pay to Centromin in order to maintain the Toromocho Option in good standing. Additionally, please indicate that should you fail to exercise the option, Centromin is not obligated to refund amounts previously paid.

In response to the Staff’s comment, we have revised the disclosure accordingly.

41.	Additionally, in the last paragraph in this section, you reference the two ways in which the company may exercise the Toromocho option, however, you do not disclose this information. Please revise so that you briefly disclose the options available to you with respect to exercise of the Toromocho option.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Related Party Transactions, page 25 on p. 8 of Comment Letter

42.	Discuss whether each of the transactions is as fair as would have been obtained in an arm’s length transaction.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Business, page 30

Proposed Exploration and Development Program, page 40

Phase 1 Work Program, page 40 on p. 8 of Comment Letter

43.	Please update your disclosure in this section. Specifically, please state how much of the 44,000 meter targeted drilling goal you actually completed as of December 2004. In that regard, please update the disclosure regarding the necessary environmental permits required for further drilling, as disclosed on page 48.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Legal Proceedings, page 45 on p. 8 of Comment Letter

44.	Supplementally provide us with further clarification regarding the dispute to date, specifically any recent developments, and the reasons for your belief that under the circumstances, the claim by Natividad would not apply. Provide us with an explanation for the basis of your opinion, as disclosed on page 29, that the areas in dispute are not material to the development of the Toromocho Project. In your explanation, please address the estimated dollar amount this potential claim would represent with respect to your operations (i.e. settlement costs).

The Company supplementally discloses to the Staff that Natividad has filed a lawsuit in connection with their claim. We have updated and revised the disclosure to reflect this fact, including the most recent legal developments regarding this claim. The Company believes that the areas in dispute are not material to the development of the Toromocho Project because the claim only involves four concessions that are located outside of the area involving the Toromocho Project. Even if a court determined that its ownership interest in the concessions was invalid, the Company would be able to fully develop the Toromocho Project without access to these concessions. The Company does not believe that settlement is possible at this time. In the event that a court finds in favor of Natividad, the Company’s Peruvian counsel has advised that the most likely consequence would be that Natividad would be allowed to acquire the Company’s ownership interest by reimbursing the Company for what it has paid for the disputed concessions. The total amount owed on the concessions is $26,078, of which the Company has paid one-half to date. The Company is proceeding with paying the remaining balance on the assumption that it will prevail in the current litigation against Natividad. There is substantial uncertainty concerning the application of various provisions of Peruvian law to the claims brought by Natividad. However, the Company’s Peruvian counsel has advised the Company that it can assert a defense to the claim based upon regulations adopted under the Mining Law of Peru that disallow the recission of mining concessions that have been previously transferred.

45.	Supplementally inform us of whether or not you have engaged Peruvian legal counsel or if you intend to do so, based on the results of the initial conciliation attempt. Also, inform us of whether you believe similar claims may be made in the future by others who may have entered into prior contractual agreements with Centromin with respect to the concession area covered by the Toromocho Project. We may have further comments.

The Company supplementally discloses to the Staff that it has retained the law firm of Muñiz Forsyth Ramirez Perez-Taiman & Luna-Victoria to represent it in this matter. Additionally, although similar claims could be filed, there are only 5 concessions that we acquired rights to from Centromin that involve co-owners and none of these concessions cover areas that are located within the area that the Company currently intends to mine, although some of them are located within the Toromocho Project area.

Regulatory Matters, page 46

General, page 46 on p. 8 of Comment Letter

46.	Please provide an in-depth discussion concerning the worldwide antitrust investigations referenced in the Risk Factor section and indicate how such investigations could materially affect your business.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Peruvian Regulatory Environment, page 46 on p. 8 of Comment Letter

47.	Please revise this section so that you include a description of the material impact of government regulations on the company’s business and indicate the regulatory body responsible for the administration of the regulations listed in this section. See Item 4.13.8 of Form 20-F.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Stability Agreements, page 47 on p. 9 of Comment Letter

48.	Given that you have not yet commenced any mining operations, it does not appear that the disclosure with respect to these agreements is applicable to you at this time. Please consider removing it or, at a minimum, clarify that you have not yet commenced operations but that it is your intention to enter into such agreements, if you ever do commence operations.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Mine Closure and Remediation, page 48 on p. 9 of Comment Letter

49.	Given that you do not own any mining operations at this time, it is not apparent that the Mine Closure Law applies to your operations at this time. Unless the mine closure laws are applicable to you at your current stage of development, consider revising the disclosure to state that the laws would be applicable to you to the extent you ever commenced operations.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Workers Participation, page 48 on p. 9 of Comment Letter

50.	Please supplement the disclosure regarding the workers participation expense so that an investor knows how this would be relevant to your specific operations. Currently, it is unclear why the 8% fee is charged and whether it is payable by companies, under all circumstances. Identify whether you have paid this expense and the dollar amount of such an expense, either paid or due.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Management, page 49

Directors and Executive Officers, page 49 on p. 9 of Comment Letter

51.	Please provide the business addresses of the named directors and senior management. See Item I of Form 20-F.

In response to the Staff’s comment, we have revised the disclosure accordingly.

52.	Rather than state that Mr. Lowell acted as a consultant for several companies “over the course of his career”, please provide specific information, for the past five years, with respect to the positions he held and the dates during which he held such positions. Further, supplementally inform us of the educational degree Chief Financial Officer, Mr. Findley, obtained from Roanoke College in Virginia and any other degrees he may have obtained since that time.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Executive Compensation, page 53 on p. 10 of Comment Letter

53.	Please file the employment agreements you reference in this section as an exhibit to the registration statement. Additionally, supplementally confirm you have no other employment arrangements with any other officers of the company.

In response to the Staff’s comment, we have filed the employment agreements with Amendment No. 1 and have revised the disclosure to reference an employment arrangement with the Company’s Director of Investor Relations and Government Affairs (Canada). The Company supplementally discloses to the Staff that it has no other employment arrangements with any other officers of the Company.

54.	Disclose the total amount set aside or accrued by you to provide pension, retirement or similar benefits. See Form 20-F Item 6.13.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Related Party Transactions, page 58 on p. 10 of Comment Letter

55.	Please disclose here, as indicated on F-1 1, the shareholder who provided the collateral for the letter of credit issued to Centromin in order to comply with the guarantee requirements specified in the Toromocho Option Agreement. See Item 7.b. of Form 20-F.

In response to the Staff’s comment, we have revised the disclosure accordingly.

56.	Supplementally provide the consulting agreements entered into between the company and Lowell Mineral Exploration and Pacific Source Capital Ltd.

In response to the Staff’s comment, the Company supplementally informs the Staff that there was only a verbal arrangement covering the consulting services performed during 2003 and 2004 by these companies. The arrangement with Lovell Mineral Exploration covered consulting with respect to oversight and advice regarding the Company’s Exploration Program and the arrangement with Pacific Source Capital covered consulting with respect to administrative matters and financial advice.

Selling Securityholders, page 70 on p. 10 of Comment Letter

57.	Provide the information required by Item 9.D. of Form 20-F.

We note the Staff’s comment and have filed the information required by Item 9.D of Form 20-F with Amendment No. 1.

Description of Capital Stock and Certain Requirements of Canadian Legislation, page 59 Warrants, page 59 on p. 10 of Comment Letter

58.	Disclose the total amount of common share purchase warrants outstanding and the number of common shares such warrants are convertible into.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Certain Income Tax Considerations, page 61 on p. 10 of Comment Letter

59.	A U.S. investor is entitled to know of the material Canadian federal income tax consequences regarding the ownership and disposition of your securities and not just “certain income tax considerations” Revise the title and first sentence of this section accordingly.

In response to the Staff’s comment, we have revised the disclosure accordingly.

In addition, an investor is also entitled to rely on the tax information provided in the registration statement since this information is required to be accurate and material. Therefore delete your disclaimer that “the following description of income tax matters is of a general nature only. . .” since it implies that an investor should not rely on this tax information when making an investment decision concerning your securities.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Our Status As a Passive Foreign Investment Company, page 64 on p. 11 of Comment Letter

60.	Disclose whether you believe that the IRS would have treated you as a PFIC for 2003.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Limitation on Enforcement of Civil Judgments, page 73 on p. 11 of Comment Letter

61.	Clarify whether there is doubt as to the enforceability in Canada in original actions or in actions for enforcement of U.S. court judgments of liabilities predicated upon the U.S. federal securities laws against you and your non-U.S. resident officers and directors. See Regulation S-K Item 101(g).

In response to the Staff’s comment, we have revised the disclosure accordingly.

Exhibits on p. 11 of Comment Letter

62.	As indicated at the commencement of this letter, please ensure you file all required exhibits pursuant to Item 601 of Regulation S-K with your next amendment.

We acknowledge the Staff’s comment and have filed the exhibits required to be filed pursuant to Item 601 with Amendment No. 1.

Financial Statements on p. 11 of Comment Letter

63.	Please update the disclosure relating to the past financing transactions. For example, on page F-11, under “Share subscription”, please revise to indicate the IPO has occurred and that the notes were converted into 1. 1 common shares at such time.

In response to the Staff’s comment, we have revised the disclosure accordingly.

64.	Revise the page headings for the Notes to Financial Statements to indicate that the footnotes are as of December 31, 2003 and that all interim information after that date is unaudited.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Consents on p. 11 of Comment Letter

65.	A currently dated accountant’s consent should be filed with each amendment to the registration statement.

We acknowledge the Staff’s comment and have filed a currently dated accountant’s consent with Amendment No. 1.

Engineering Comments

General

Risks relating to our business and industry, page 6 on p. 11 of Comment Letter

66.	In the fifth paragraph of page 8, you refer to “inferred resource”. We note that “mineral resources” must have “reasonable prospects for economic extractions.” We believe this means that any reportable “resource” estimates must have been delimited using an economically based “cutoff’ grade to segregate “resources” from just “mineralization.” Supplementally provide the cutoff grades used to delimit your tonnage estimates, Also, provide an analysis that substantiates that the cutoffs used were based on reasonable economic assumptions. If the resource estimates are not based on economic cutoffs, remove the estimates.

We acknowledge the Staff’s comment and supplementally disclose the following:

IMC used the floating cone algorithm to establish the component of the Tormocho deposit with “reasonable prospects for economic extraction”. In this process, IMC applied economic benefit to the well drilled or interpolated blocks within the model. Once the cone geometry was established at $0.90/lb copper, all mineralized blocks that were inside the cone and above internal cutoff grade were tabulated as the resource. Detailed floating cone cost information is summarized on a table that is being supplied supplementally to the Staff. An NSR cutoff of $4.50 per tonne ore was used that equates to copper cutoff grades between 0.32% to 0.41% copper depending on the estimated mineralization type.

Mineral Resources, page 39 on p. 12 of Comment Letter

67.	Since the cutoff grade concept is important to understanding the potential of your mineral properties, disclose a definition for the term “cutoff’ that illuminates the fact that a “cutoff” grade or tenor is used to define a mineral resource that has reasonable prospects for economic extraction. In establishing the cut-off grade, it must realistically reflect the location, deposit scale, continuity, assumed mining method, metallurgical processes, costs, and reasonable metal prices.

In response to the Staff’s comment, we have revised the disclosure accordingly.

Proposed Exploration and Development Plan, page 40 on p. 12 of Comment Letter

68.	Expand your disclosure about your exploration plans for your properties.

•	Disclose a brief geological justification for each of your exploration projects written in non-technical language.

•	Give a breakdown your exploration timetable and budget, including estimated amounts that will be required for each exploration activity, such as geophysics, geochemistry, surface sampling, drilling, etc. for each prospect.

•	Disclose how the exploration program will be funded.

•	Identify who will be conducting any proposed exploration work, and discuss their qualifications.

In response to the Staff’s comment, we have revised the disclosure accordingly.

69.	Please note for future filings. Canadian incorporated companies may disclose mineral reserve and mineral resource estimates that are not consistent with those defined in Industry Guide 7; however, they still must disclose reserve estimates consistent with Industry Guide 7 and reconcile the two reserve estimates. Additionally, Canadian and Industry Guide 7 definitions for mineral reserves are substantially different. The Staff holds that:

•	a “final” or “bankable” feasibility study is required to meet the requirements to designate reserves under Industry Guide 7;

•	a historic three year average price is to be used in any reserve or cash flow analysis to designate reserves; and,

•	to meet the “legal” part of the reserve definition, the primary environmental analysis or document should have been submitted to governmental authorities.

The Company acknowledges the Staff’s comment and confirms that any future disclosure of reserves will include a reconciliation of reserves to Industry Guide 7 standards.

70.	We note that your website and some press releases refer to or use the terms “measured,” “indicated,” and “inferred,” “resources.” If you continue to make references on your web site or press releases to reserve measures other than those recognized by the SEC, accompany such disclosure with the following cautionary language, including the bolding and indenting:

Cautionary Note to U.S. Investors — The United States Securities and Exchange Commission permits U.S. mining companies, in their filings with the SEC, to disclose only those mineral deposits that a company can economically and legally extract or produce. We use certain terms on this website (or press release), such as inferred”, “resources,” that the SEC guidelines strictly prohibit U.S. registered companies from including in their filings with the SEC. U.S. Investors are urged to consider closely the disclosure in our Form, File No. which may be secured from us, or from the SEC’s website at http://www.see.gov/edgar.shtml.

In response to the Staff’s comment, the Company confirms that it has revised its website and press release formats accordingly.

Please note that the Company has included certain changes to the Registration Statement other than those in response to the Staff’s comments.

We acknowledge your references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

Please call Christopher F. Schultz (646-348-6755) of this firm with any questions you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,

/S/ CHRISTOPHER F. SCHULTZ
Christopher F. Schultz

cc:	Ms. Melissa Campbell Doru
Mr. George K. Schuler
Mr. John Weitzel
Mr. Barry Stern